Other (Expense)/Income - Summary of Other Nonoperating Income (Expense) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Non Operating Expense Income [Line Items]
Debt Issuance Costs Expensed	$ (47,718)	$ 0
Other Nonoperating Income	17	281
Other Nonoperating Income (Expense)	(147,370)	281	$ 103	$ (190)
Two Thousand and Twenty One Bridge Notes [Member] | Debt First Tranche [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Loss On Issuance Of Debt	(84,291)	0
Two Thousand and Twenty One Bridge Notes [Member] | Debt Second Tranche [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Loss On Issuance Of Debt	(12,185)	0
Bridge Notes Rights Offering [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Loss On Issuance Of Debt	(3,193)	$ 0
Debt Issuance Costs Expensed	$ 100